Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk (Details) [Line Items]
Cost of revenue percentage			10.00%
Revenue [Member] | Customer A [Member]
Concentration Risk (Details) [Line Items]
Cost of revenue percentage	15.90%	23.40%	26.90%
Revenue [Member] | Customer B [Member]
Concentration Risk (Details) [Line Items]
Cost of revenue percentage		21.90%	19.70%
Revenue [Member] | Customer C [Member]
Concentration Risk (Details) [Line Items]
Cost of revenue percentage		10.70%
Customer A [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage	16.60%	20.30%
Customer B [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage	0.60%	12.00%
Customer C [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage		11.20%
Customer D [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage		10.80%
Supplier One [Member] | Revenue [Member]
Concentration Risk (Details) [Line Items]
Cost of revenue percentage	22.90%	16.40%
Supplier Two [Member] | Revenue [Member]
Concentration Risk (Details) [Line Items]
Cost of revenue percentage		10.20%